Grant Revenue - Grant revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Government Grants [Line Items]
Grant revenue	$ 0	$ 651	$ 1,754
ARENA grant
Government Grants [Line Items]
Grant revenue	0	0	1,001
R&D tax credit recoveries
Government Grants [Line Items]
Grant revenue	$ 0	$ 651	$ 753